Condensed Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 194,528	$ 835,544
Prepaid expenses	353,813	341,424
Receivable from GS Sponsor LLC			$ 25,000
Total current assets	548,341	1,176,968	25,000
Cash and cash equivalents held in Trust Account	703,920,190	694,883,137
Accrued dividends receivable held in Trust Account	1,093,609	1,278,946
Total assets	705,562,140	697,339,051	25,000
Current liabilities:
Accounts payable	1,234,290	644,208	1,276
Accrued offering costs		538,881
Income tax payable	214	94,439
Total current liabilities	1,234,504	1,277,528	1,276
Deferred underwriting compensation	24,150,000	24,150,000
Total liabilities	25,384,504	25,427,528	1,276
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none issued and outstanding
Additional paid-in capital		271,932	326,693
Retained earnings/(Accumulated deficit)	4,997,984	4,726,054	(304,694)
Total stockholders' equity	5,000,001	5,000,001	23,724
Total liabilities and stockholders' equity	705,562,140	697,339,051	25,000
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption	675,177,635	666,911,522
Stockholders' equity:
Common stock	292	290
Total stockholders' equity	292	290
Common Class B [Member]
Stockholders' equity:
Common stock	1,725	1,725	1,725
Total stockholders' equity	$ 1,725	$ 1,725	$ 1,725